Investment in associate company and business combination (Tables)	12 Months Ended
Dec. 31, 2024
Investment in associate company and business combination [Abstract]
Share of Profit of Associate Using in Equity Method
The following summarizes the share of profit of the associate that is accounted for using the equity method:

(Dollars in thousands)
Company’s share of	2024	2023	2022
- Profit after taxation	$-	$-	$1,327
- Other comprehensive income for the year, net of tax	$-	$-	$(66)
- Total comprehensive income for the year	$-	$-	$1,261

Assets Acquired and Liabilities Assumed
(Dollars in thousands)	Cash flow on acquisition
Net cash acquired with the subsidiary	$8,660
Cash paid	(394)
Net cash flow on acquisition	$8,267